Gross Loans Analyzed by Performance (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans	₨ 39,324.8	$ 631.1	₨ 29,686.5
Gross loans	3,943,449.1	63,287.5	3,228,261.3
Performing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	₨ 3,904,124.3	$ 62,656.4	₨ 3,198,574.8